INVESTMENTS IN AFFILIATES - Carrying Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 312,151	$ 508,805	$ 571,782
Golar Partners
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	67,429	214,296
Hygo
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	200,337	261,693
Avenir
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	39,984	28,101
ECGS
Schedule of Equity Method Investments [Line Items]
Investments in affiliates	$ 4,401	$ 4,715